/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  August 31, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
8/16
Shares of
Beneficial Interest
35000
6.375
7.09
Paine Webber
8/17
Shares of Beneficial Interest
1800
6.375
7.09
Paine Webber
8/18
Shares of Beneficial Interest
1800
6.375
7.09
Paine Webber
8/31
Shares of Beneficial Interest
20800
6.375
7.12

Paine Webber

Total Shares Repurchased:  59,400
Remarks:	None.

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer